Summary of significant accounting policies - Leases (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 16,425,020		$ 2,381,404
2024	16,829,056		2,439,984
2025	15,561,821		2,256,252
2026	9,572,584		1,387,894
2027 and thereafter	15,896,286		2,304,745
Total future lease payments	74,284,767		10,770,279
Less: Imputed interest	11,787,025		1,708,958
Total lease liability balance	¥ 62,497,742		$ 9,061,321	¥ 24,350,514
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent		Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent
ROU assets	¥ 62,688,248		$ 9,088,942	¥ 25,199,346
Current lease liabilities	¥ 11,304,693		$ 1,639,026	12,331,166
Weighted average remaining lease term (in years)	4 years 9 months 7 days		4 years 9 months 7 days
Weighted average discount rate (as a percent)	6.20%		6.20%
Operating lease cost	¥ 17,254,245	$ 2,501,630
Lease Cost Capitalized	0			¥ 0
Supplemental cash flow information related to operating leases
Cash payments for operating leases	18,949,406	2,747,406
ROU assets obtained in exchange for operating lease liabilities	¥ 54,743,146	$ 7,937,010
Accounting Standard Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Allowance for doubtful accounts receivable					¥ 22,990,000